Lease liabilities (Details 1 - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Lease liability obligation	R$ 4,258	R$ 2,758	R$ 7,291
Discount rate (p.a.)	10.12%
Minimum
Lease liabilities
Period of lease term of leases liabilities	2 years
Maximum
Lease liabilities
Period of lease term of leases liabilities	5 years